Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2012
Interest and Finance Costs, net (Abstract)
Interest And Finance Costs [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Interest expense	13,389	14,786	25,176	25,458
Less: Interest capitalized	(301)	(927)	(604)	(1,825)

Interest expense, net	13,088	13,859	24,572	23,633
Interest swap cash settlements non-hedging	1,262	981	4,226	4,372
Bunkers swap cash settlements	(589)	(1,665)	(1,405)	(2,914)
Amortization of loan fees	223	246	455	482
Bank charges	82	106	111	132
Amortization of deferred loss on de-designated financial instruments	367	873	734	1,278
Change in fair value of non-hedging financial instruments	1,678	2,545	(2,284)	(3,613)

Net total	16,111	16,945	26,409	23,370